Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	151.32
Maximum Aggregate Offering Price	$ 453,960,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,691.88
Offering Note
(1)
Consists of 3,000,000 shares of Common Stock under the Plan that became reserved and available for issuance following approval by the Registrant’s shareholders of the First Amendment to the Plan on May 14, 2026. In addition, pursuant to Rule 416 under the Securities Act, the Registration Statement also relates to such indeterminate number of additional shares of Common Stock as may be issuable to prevent dilution in the event of a stock dividend, stock split, recapitalization, or other similar changes in the Registrant’s capital structure, merger, consolidation, spin-off, split-off, spin-out, split-up, reorganization, partial or complete liquidation, or other distribution of assets, issuance of rights or warrants to purchase securities, or any other corporate transaction or event having an effect similar to any of the foregoing. Capitalized terms used in this Exhibit 107 are defined in the Registration Statement that this exhibit is filed with.

(2)
Estimated solely for the purpose of calculation of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on a per share price of $151.32, the average of the high and low reported sales prices of the Common Stock on the Nasdaq Stock Market on July 24, 2026, a date within five business days prior to the filing of this Registration Statement.